[Scudder Logo]

Supplement to the currently effective Statement of Additional Information and all currently effective Supplements thereto of each of the listed funds:


Scudder Mid Cap Fund
Scudder RREEF Real Estate Securities Fund


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Effective April 25, 2003, the Fund's Custodian is State Street Bank and Trust Company ("SSB"). The Board of Trustees approved changing the Funds' Custodian at Board Meetings held on February 24, 2003 and March 27, 2003. State Street Bank and Trust Company's offices are at One Heritage Drive - JPB/2N, North Quincy, MA 02171.


               Please Retain This Supplement for Future Reference